Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD HLS SERIES FUND II INC
Central Index Key	dei_EntityCentralIndexKey	0000790558
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2013
ProspectusDate	rr_ProspectusDate	May 01, 2013
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAGOX
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGOX
HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCSX
HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCVX
HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HISCX
HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBSGX
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAUSX
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBUSX